Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash		$ 6,741
Inventory	4,529	3,048
Prepaid expenses	14,881	27,767
Deferred offering cost	112,951	60,000
Note receivable	106,000	100,000
Total Current Assets	238,361	197,556
Intangible assets, net of accumulated	9,166
Total Assets	247,527	197,556
Current Liabilities
Bank overdraft	1,252
Accounts payable and accrued expenses	791,383	353,109
Accounts payable and accrued expenses – related party	811,422	268,875
Notes payable	1,270,009	1,370,009
Convertible notes payable, net	1,171,413	578,708
Derivative liability	535,459
Total Current Liabilities	4,635,733	2,575,701
Total Liabilities	4,635,733	2,575,701
Stockholders’ Deficit
Preferred stock: 7,000,000 authorized; $0.001 par value, 7,000,000 shares issued and outstanding at December 31, 2025 and 2024	7,000	7,000
Common stock: 1,250,000,000 authorized; $0.001 par value, 162,569,807 and 160,512,807 shares issued and outstanding at December 31, 2025 and 2024	162,568	160,511
Additional paid in capital	4,938,025	4,713,710
Accumulated deficit	(9,495,799)	(7,259,366)
Total Stockholders’ Deficit	(4,388,206)	(2,378,145)
Total Liabilities and Stockholders’ Deficit	247,527	197,556
Related Party
Current Liabilities
Notes payable - related party	$ 54,795	$ 5,000